Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of the reconciliation of basic and diluted loss per share
The following table sets forth the reconciliation of basic and diluted loss per share for the three months ended March 31, 2023 and 2022 (in thousands except per share data):

	Three Months Ended March 31,
	2023	2022
Net loss for basic loss per share available to common stockholders	$(30,753)	$(9,143)

Net loss for diluted loss per share available to common stockholders	$(30,753)	$(9,143)

Weighted average number of shares outstanding—basic	141,660	133,026
Effect of dilutive securities	—	—

Weighted average number of shares and assumed conversions—diluted	141,660	133,026
Loss per share
Basic	$(0.22)	$(0.07)
Diluted	$(0.22)	$(0.07)

The following table sets forth the reconciliation of basic and diluted loss per share for the years ended December 31, 2022, 2021, and 2020 (in thou sands except per share data):

	Year Ended December 31,
	2022	2021	2020
Net loss attributable to Scilex	$(23,364)	$(88,424)	$(47,519)
Net loss attributable to participating securities	$—	$—	$—
Net loss attributable to common stockholders	$(23,364)	$(88,424)	$(47,519)
Weighted average common shares outstanding	134,226	132,858	132,891
Effect of Dilutive Securities	—	—	—

Denominator for Diluted Loss per Share—Adjusted for Dilutive Securities	134,226	132,858	132,891
Basic and Diluted Loss Per Share	$(0.17)	$(0.67)	$(0.36)

Schedule of potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share
The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	March 31, 2023	December 31, 2022
Stock options	31,751,018	16,939,093
Public Warrants	6,899,787	6,899,988
Private Warrants	4,104,000	4,104,000
Retainer shares	4,000,000	—
Convertible Debentures	1,250,000	—

Total	48,004,805	27,943,081

The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods pres ented
:

	Year Ended December 31,
	2022	2021	2020
Stock options	16,939,093	18,967,724	20,746,432
Public Warrants	6,899,988	—	—
Private Warrants	4,104,000	—	—